LEASE LIABILITIES - Caption borrowings and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities (current)	$ 10,639	$ 7,088
Lease liabilities (non-current)	34,162	35,034
Lease liabilities	$ 44,801	$ 42,122